Label	Element	Value
CoinShares Bitcoin Leverage ETF | First American Treasury Obligations Fund - Class X [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	80.00%
CoinShares Bitcoin Leverage ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	80.00%
CoinShares Bitcoin Leverage ETF | Futures Contracts [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.40%
CoinShares Bitcoin Leverage ETF | Cash & Other_1 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	16.60%
CoinShares Bitcoin Leverage ETF | CME Bitcoin Futures Contracts [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	76.30%